Note 20 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	Years Ended December 31
	2019	2018	2017

China	$52,233	$55,303	$51,962
U.S.A.	2,077	68	160
Taiwan	2,016	1,987	2,305
Japan	1,354	1,485	3,148
Malaysia	1,287	1,396	94
Korea	950	1,201	1,435
Singapore	648	959	905
Other	363	315	196

Total	$60,928	$62,714	$60,205

Revenue from External Customers by Products and Services [Table Text Block]
	Years Ended December 31
	2019	2018	2017

Integrated Circuits
Mixed-signal	$34,944	$39,603	$40,334
Analog	23,901	23,063	19,801
Digital	3	48	50
Licensing revenue	2,080	–	20

Total	$60,928	$62,714	$60,205

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Years Ended December 31
	2019	2018	2017

Customer A	14%	13%	15%
Customer B	12%	11%	9%

Long-lived Assets by Geographic Areas [Table Text Block]
	December 31
	2019	2018	2017

Taiwan	$7,621	$6,037	$6,145
U.S.A.	4,015	4,029	4,015
China	3,661	3,620	3,565
Other	254	28	30

Total	$15,551	$13,714	$13,755